Document and Entity Information (USD $)	3 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Document and Entity Information
Entity Registrant Name	FullNet Communications Inc
Document Type	10-Q
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Entity Central Index Key	0001092570
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		7,852,464
Entity Public Float	$ 264,207
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3